OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

15.   OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

		As at December 31,
	Notes	2021	2022	2022
		RMB	RMB	US$
Deposit-long-term	i)	6,232	6,249	906
Advance to hospitals-noncurrent	ii)	1,104	1,002	145
Others	iii)	13,440	7,842	1,137
		20,776	15,093	2,188
i)	Impairment losses of RMB19 and RMB(2) were provided for the balances as at December 31, 2021 and 2022.
ii)	Impairment losses of nil and RMB102 (US$15) were provided for the balances as at December 31, 2021 and 2022.
iii)	Impairment losses of RMB361 and RMB797 (US$116) were provided for the balances as at December 31, 2021 and 2022.